CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Vessels		Dec. 31, 2011 Vessels		Apr. 30, 2003 Vessels
Components of capital leases:
Total long-term obligations under capital leases	0	[1]	405,843	[1]
Less: current portion of obligations under capital leases	0		(5,909)
Long term obligations under capital leases	0		399,934
Number of leased shipping vessels	0		3
Vessels and equipment
Components of capital leases:
Number of leased shipping vessels	0		3		5

[1]	The Company's debt and capital lease obligations were recorded at amortized cost in the consolidated balance sheet.